Equity - Legal Reserve (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Legal reserve, including capital increase carried forward		€ 51
Legal reserve	€ 1,038